UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 31, 2008
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one):        [ ] is a restatement.
                                        [ ] adds a new holdings entries.
Institutional Investment Manager Filing this report:
Name:                         Concordia Advisors (Bermuda) Ltd
Address:                      3rd Floor, 12 Bermudiana Road
                              Hamilton
                              Bermuda, HM11
13F File Number:              028-11110

The institutional investment manager filing this report and the person by whom is signed hereby represent that the person signing the report is authorised to it, that all information contained herein is true, correct and complete and it is understood that all required items, statements, schedules, lists and are considered integral parts of this

Person signing this report on behalf of reporting manager:

Name:                         Glen H Griffin
Title:                        Chief Financial Officer
Phone:                        (441) 292 1962
Signature                 Place                               Date of Signing


Report Type (check only one):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:                2
Form 13F Information Table Entry Total:           23
Form 13F Information Table Value Total:           $29,837,075

List of other included managers

Code 13F File Number     Name

LLP                      Concordia Advisors LLP
LLC                      Concordia Advisors LLC

        FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
         NAME OF ISSUER        TITLE OF CLASS   CUSIP     (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANTA CORP                   CL A             007942105  329.193   138900 SH       OTHER   LLP                 0   138900        0
ADVANTA CORP                   CL B             007942204  100.796    22300 SH       OTHER   LLP                 0    22300        0
BLOCKBUSTER INC                CL A             093679108       76    50000 SH       OTHER   LLP                 0    50000        0
BLOCKBUSTER INC                CL B             093679207   869.05  1337000 SH       OTHER   LLP                 0  1337000        0
CEPHALON INC                   NOTE 6/1         156708AL3 3189.925  2500000 SH       OTHER   LLC                 0  2500000        0
CITIGROUP INC                  CALL             172967901     0.95      950 SH  CALL OTHER   LLC                 0      950        0
DISCOVERY LABORATORIES INC N   COM              254668106 226.4844   123762 SH       SOLE                   123762        0        0
DISCOVERY LABORATORIES INC N   COM              254668106   140.77   500000 SH       OTHER   LLC                 0   500000        0
INTERPUBLIC GROUP COS INC      NOTE 4.500% 3/1  460690AT7 6808.200  8438000 SH       OTHER   LLC                 0  8438000        0
LENNAR CORP                    CL A             526057104  102.942    13300 SH       OTHER   LLP                 0    13300        0
LENNAR CORP                    CL B             526057302  998.752   169280 SH       OTHER   LLP                 0   169280        0
MIRANT CORP NEW                W EXP 01/03/201  60467R118      545   200000 SH       OTHER   LLC                 0   200000        0
MIRANT CORP NEW                W EXP 01/03/201  60467R126      687   200000 SH       OTHER   LLC                 0   200000        0
MOLEX INC                      COM              608554101 3703.499   257009 SH       OTHER   LLP                 0   257009        0
MUELLER WTR PRODS INC          COM SER B        624758207 657.4736    99920 SH       OTHER   LLP                 0    99920        0
MULTI FINELINE ELECTRONIX IN   COM              62541B101  2.89664      248 SH       OTHER   LLP                 0      248        0
RAYTHEON CO                    W EXP 06/16/201  755111119 5830.235   384200 SH       OTHER   LLC                 0   384200        0
                                                78462F103   1936.6    20000 SH       OTHER   LLC                 0    20000        0
SPDR SERIES TRUST              PUT              78464A956    6.825      390 SH  PUT  OTHER   LLC                 0      390        0
SELECT SECTOR SPDR TR          CALL             81369Y906     51.3     1800 SH  CALL OTHER   LLC                 0     1800        0
TELEPHONE & DATA SYS INC       COM              879433100 1375.525    51230 SH       OTHER   LLP                 0    51230        0
WYNN RESORTS LTD               COM              983134107 2011.622    33305 SH       OTHER   LLP                 0    33305        0
ZIOPHARM ONCOLOGY INC          COM              98973P101 186.0352   145340 SH       SOLE                   145340        0        0